Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	September 30, 2025	September 30, 2024
Buildings	$2,454,205	$2,492,661
Machinery and equipment	1,886,537	1,876,477
Automobiles	277,531	244,277
Office and electric equipment	675,424	616,308
Leasehold improvements	287,642	363,753
Construction in progress (1)	6,537,800	-
Subtotal	12,119,139	5,593,476
Less: accumulated depreciation	(4,223,754)	(4,133,190)
Property, plant and equipment, net	$7,895,385	$1,460,286

(1)	The Company constructed a new manufacturing facility in Chuzhou City, Anhui, to expand the production capacity for its premium mobility products, particularly mid-to-high-end electric wheelchairs and senior mobility scooters. The investment budget for the new manufacturing facility is approximately RMB73.3 million (approximately $10.3 million) after VAT deduction. The construction was originally expected to be completed in October 2025. Due to enhancements and optimizations to the internal renovation work, the completion of the construction in progress has been postponed to April 2026. As of September 30, 2025, total cost incurred for the construction was $6,537,800 (approximately RMB46.6 million).